The Munder Funds
Supplement Dated May 16, 1997
to Prospectus Dated October 28, 1996

Class A, B and C Shares of:

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, and Munder Value Fund (the "Funds").


MINIMUM INITIAL INVESTMENT REDUCED

Effective as of May 16, 1997, the minimum initial investment for the Funds has been reduced to $500 for Class A, B and C Shares of each of the Funds.

SALES CHARGE WAIVERS--CLASS A SHARES
QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

Effective as of May 16, 1997, (i) the "How to Purchase Shares-- Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and
(ii) the first three paragraphs under "How to Purchase Shares-- Qualified Employer Sponsored Retirement Plans" in the Prospectus are hereby deleted in their entirety and supplemented as follows:

Sales Charge Waivers--Class A Shares

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients; and (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans").



Qualified Employer Sponsored Retirement Plans

  Class A Shares (other than the Index 500 Fund)

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by The Munder Funds Trust (the "Company") (other than the Index 500 Fund), The Munder Funds, Inc. ("Munder") or The Munder Framlington Funds Trust ("Munder Framlington") or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  Class A Shares of the Index 500 Fund

The initial sales charge will be waived for all investments by Qualified Employee Benefit Plans and UPI Plans in Class A Shares of the Index 500 Fund. In addition, the CDSC of up to .20% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan and UPI Plan purchases of Class A Shares of the Index 500 Fund. The Distributor will pay the following commissions to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan and UPI Plan purchases of Class A Shares of the Index 500 Fund:

		Discount to Dealer or Entity
	Amount of Purchase	as a Percentage of Offering Price

Less than $500,000		0.25%
$500,000 but less than $1,000,000		0.20%
$1,000,000 but less than $3,000,000		0.15%
$3,000,000 or more		0.10%



Sales charges will be waived for individuals who purchase Class A Shares with the proceeds of distributions from qualified retirement plans for which the Advisor serves as investment advisor. Sales charges also will be waived for individuals who purchase Class A Shares with the proceeds of redemptions of Class Y Shares of the Funds of the Company, Munder or Munder Framlington if the proceeds are invested within 60 days of redemption. See "Other Information--Description of Shares."


This Supplement supersedes the Supplement dated March 1, 1997 with respect to the following information:

CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE FUND
AND MUNDER SMALL COMPANY GROWTH FUND

	Edward Eberle, Value Portfolio Manager of the Advisor, has been co-manager of the Value Fund since October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manager with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and Portfolio Manager for Westpointe Financial Corporation and as a member of the Board of Directors for Westpointe Capital Management and Dart Investors Bermuda Limited. Mr. Eberle received a B.A. in Finance from Michigan State University.

	Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge Capital Management, Inc. From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. From 1986-1989, Mr. Gura served as a Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College. He is a member of the Financial Analyst Society of Detroit and is a Certified Financial Planner.



The Munder Funds
Supplement Dated May 16, 1997
to Prospectus Dated October 28, 1996

Class A, B and C Shares of:

Munder Bond Fund, Munder Intermediate Bond Fund, Munder
International
Bond Fund, Munder U.S. Government Income Fund, Munder Michigan
Triple
Tax-Free Bond Fund, Munder Tax-Free Bond Fund, and Munder Tax-Free Intermediate Bond Fund (the "Funds").

THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS
TO SAID PROSPECTUS


MINIMUM INITIAL INVESTMENT REDUCED

Effective as of May 16, 1997, the minimum initial investment for the Funds has been reduced to $500 for Class A, B and C Shares of each of the Funds.

SALES CHARGE WAIVERS--CLASS A SHARES
QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

Effective as of May 16, 1997, (i) the "How to Purchase Shares-- Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and
(ii) the first two paragraphs under "How to Purchase Shares-- Qualified Employer Sponsored Retirement Plans" in the Prospectus are hereby deleted in their entirety and supplemented as follows:

Sales Charge Waivers--Class A Shares

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients; and (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans").





Qualified Employer Sponsored Retirement Plans

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by The Munder Funds Trust (the "Company") (other than the Index 500 Fund), The Munder Funds, Inc. ("Munder") or The Munder Framlington Funds Trust ("Munder Framlington") or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Sales charges will be waived for individuals who purchase Class A Shares with the proceeds of distributions from qualified retirement plans for which the Advisor serves as investment advisor. Sales charges also will be waived for individuals who purchase Class A Shares with the proceeds of redemptions of Class Y Shares of the Funds of the Company, Munder or Munder Framlington if the proceeds are invested within 60 days of redemption. See "Other Information--Description of Shares."


CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER MICHIGAN TRIPLE TAX-
FREE BOND FUND, MUNDER TAX-FREE BOND FUND, AND MUNDER TAX-FREE
INTERMEDIATE BOND FUND

	Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, currently manages the Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund. Mr. Gunn is responsible for managing fixed income portfolios and overseeing the trading of tax-exempt fixed income securities for the Advisor. Prior to joining MCM, he was employed by Comerica Bank as Assistant Vice President and Securities Trader (1985-1993) and Senior Investment Analyst for the Fixed Income Division (1984-1985).



FINANCIAL HIGHLIGHTS

	The following table of "Financial Highlights" relating to Class A Shares of the Munder International Bond Fund (the "International Bond Fund") supplements information contained in the Prospectus dated October 28, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31, 1996.
For the period shown, Class B and Class C Shares had not commenced operations.

Munder International Bond Fund
Class A Shares
Period
Ended
12/31/96(a,d)
(Unaudited)

Net asset value, beginning of period 		$	9.98

Income from investment operations:
Net investment income 			0.08
Net realized and unrealized gain on investments			0.18

Total from investment operations 			0.26

Less distributions:
Dividends from net investment income 			(0.08)
Total distributions 			(0.08)

Net asset value, end of period 		$	10.16

Total return(b) 			2.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) 		$	          15
Ratio of operating expenses to average net assets
	1.10%	(c)
Ratio of net investment income to average net assets
	3.68%	(c)
Portfolio turnover rate 			         	31%
Ratio of operating expenses to average net assets without waivers
			1.10%	(c)
Net investment income per share without waivers		$	0.08

---------------------------------
(a)	The Munder International Bond Fund Class A Shares commenced
operations on October 17, 1996. The International Bond Fund is authorized to issue Class B Shares and Class C Shares. As of December 31, 1996, the International Bond Fund had not commenced selling Class B and Class C Shares.
(b)	Total return represents aggregate total return for the
period indicated and does not reflect any applicable sales
charges.
(c)	Annualized.
(d)	Per share numbers have been calculated using the average
shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

PORTFOLIO INSTRUMENTS AND PRACTICES
AND ASSOCIATED RISK FACTORS

The Munder Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, and Munder Tax-Free Intermediate Bond Fund (each a "Fixed Income Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock. Some preferred stock in which the Fixed Income Funds invest is convertible into common stock. Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible preferred stock, a Fixed Income Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. In evaluating a convertible preferred stock, to the extent consistent with a Fixed Income Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.







The Munder Funds
Supplement Dated May 16, 1997
to Prospectus Dated October 28, 1996

Class A, B and C Shares of:

Munder Cash Investment Fund, Munder Money Market Fund, Munder
Tax-Free Money Market Fund, and Munder U.S. Treasury
Money Market Fund (the "Funds").


MINIMUM INITIAL INVESTMENT REDUCED

Effective as of May 16, 1997, the minimum initial investment for the Funds has been reduced to $500 for Class A Shares of each of the Funds. Class A, Class B and Class C Shares of Munder Money Market Fund may be acquired only through an exchange of shares of the corresponding classes of another fund of The Munder Funds, Inc., The Munder Funds Trust or The Munder Framlington Funds Trust.

This Supplement supersedes the Supplement dated January 2, 1997 with respect to the following information:

CHANGE IN DIVIDEND DETERMINATION TIME WITH RESPECT TO MUNDER CASH
INVESTMENT FUND, MUNDER MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND

Shares will be credited to a shareholder's account at the net asset value next computed after both (i) an order is received by the Funds' distributor, Funds Distributor, Inc., or a dealer and
(ii) payment has been received by the Funds' transfer agent, First Data Investor Services Group, Inc.

Effective January 2, 1997, shareholders of the Munder Cash Investment Fund, Munder Money Market Fund and Munder U.S. Treasury Money Market Fund whose purchase orders and payment are received by 2:45 p.m. (Eastern Time) on any day on which the New York Stock Exchange is open for business (a "Business Day") receive dividends for that day. Shareholders whose redemption orders have been received by 2:45 p.m. (Eastern Time) on a Business Day will not receive dividends for that day, while shareholders whose redemption orders are received after 2:45 p.m. (Eastern Time) on a Business Day will receive that day's dividends.

The above-stated dividend determination time with respect to redemptions is also applicable with respect to expedited redemption orders received by telephone. Please refer to the section entitled "Expedited Redemption" on page 18 of the Prospectus for additional information relating to the expedited method of redemption.


The Munder Funds
Supplement Dated May 16, 1997
to Statement of Additional Information dated October
28, 1996

Munder Accelerating Growth Fund, Munder Balanced Fund,
Munder Equity Selection Fund, Munder Growth & Income
Fund, Munder Index 500 Fund, Munder International
Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-
Cap Growth Fund, Munder Multi-Season Growth Fund,
Munder Real Estate Equity Investment Fund, Munder
Small-Cap Value Fund, Munder Small Company Growth Fund,
Munder Value Fund, Munder Bond Fund, Munder
Intermediate Bond Fund, Munder International Bond Fund,
Munder U.S. Government Income Fund, Munder Michigan
Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund,
Munder Tax-Free Intermediate Bond Fund, Munder Cash
Investment Fund, Munder Money Market Fund, Munder Tax-
Free Money Market Fund and Munder U.S. Treasury Money
Market Fund


Effective as of the date set forth above, the first sentence of the section entitled "Fund Investments--
Foreign Securities" is hereby deleted in its entirety and supplemented as follows:

The Equity Selection Fund, Micro-Cap Equity Fund, Mid-
Cap Growth Fund, Multi-Season Growth Fund, Small-Cap
Value Fund and Value Fund each may invest up to 20% and each other Equity Fund (except the Real Estate Equity
Investment Fund and the International Equity Fund), each Bond Fund, the Balanced Fund, the Cash Investment
Fund and each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal market conditions, the International Equity Fund and the International Bond Fund will each invest at least
65% of its assets in equity securities and bonds, respectively, of issuers located in at least three countries other than the United States. Notwithstanding these limitations, the Equity Funds, the Balanced Fund, the Bond Funds, the Cash Investment Fund, the Money
Market Fund and the International Bond Fund may each invest up to 25% of its total assets in the obligations of foreign banks and foreign branches of domestic banks.


bankgrp/munder/sai/597stkr